TRADE AND OTHER RECEIVABLES - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 7,146	$ 3,943
VAT receivables	36,685	41,808
Income taxes receivable	4,679	5,275
Other receivables	16,958	19,009
Trade and other receivables	65,468	70,035
Canada Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	28,300	12,300
Nicaragua Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	4,700
Mexican Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	$ 3,700	18,800
Brazilian Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables		$ 10,700